OTHER COMPREHENSIVE INCOME (LOSS) - Schedule of Amount Reclassified from Accumulated Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net realized capital gains (losses)	$ (143)	$ 19	$ (276)
Income tax expense (benefit)	(296)	(120)	363
Other underwriting expenses	(1,029)	(938)	(846)
Net income (loss)	1,591	1,373	$ 2,517
URA(D) of securities | Reclassification from Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net realized capital gains (losses)	142	(18)
Income tax expense (benefit)	(28)	6
Net income (loss)	114	(12)
Benefit plan net gain (loss) | Reclassification from Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income tax expense (benefit)	0	0
Other underwriting expenses	(2)	(2)
Net income (loss)	$ (1)	$ (1)